Organization and Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted Income per Share:

	For three months ended June 30,		For six months ended June 30,
	2019	2018	2019	2018
Numerator:
Net Income	$57,981	$20,513	$183,210	$102,782

Numerator for basic and diluted EPS - income available to common Shareholders	57,981	$20,513	183,210	$102,782

Denominator:
Denominator for basic EPS – Weighted average shares	33,726,489	31,985,827	33,546,329	31,985,827
Dilutive Effect of Warrants, Options and Convertible Debt	2,627,262	2,493,579	2,807,422	2,486,984
Denominator for diluted EPS – adjusted Weighted average shares and assumed Conversions	36,353,751	34,479,406	36,353,751	34,472,811
Basic and Diluted income per common share	$0.00	$0.00	$0.01	$0.00

The following table sets forth the computation of basic and diluted income per common share for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Numerator:
Net Income	$9,038	$288,983

Numerator for basic and diluted income available to common shareholders	$9,038	$288,983

Denominator:
Denominator for basic income per common share – Weighted average common shares outstanding	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,697,880	2,130,835
Denominator for diluted income per common share – adjusted weighted average common shares outstanding	34,958,502	34,086,251
Basic and Diluted income per common share	$0.00	$0.01